Consolidated Balance Sheets (USD $)	Dec. 31, 2013	Mar. 31, 2013	Mar. 31, 2012
Current Assets
Cash	$ 23,029	$ 56,563	$ 4,417
Amounts receivable	250	340
Prepaid expenses and deposits	1,000	4,500
Total Current Assets	24,279	61,403	4,417
Mineral property costs	29,974	26,374
Total Assets	54,253	87,777	4,417
Current Liabilities
Accounts payable and accrued liabilities	6,795
Due to related parties (Note 4)	64,666	308,666	246,666
Total Liabilities	71,461	308,666	246,666
Nature of operations and continuance of business (Note 1)
Commitments (Note 7)
Subsequent events
Stockholder's Deficit
Common stock, 100,000,000 shares authorized, $0.001 par value 14,059,000, 12,825,000, and 8,000,000 share issued and outstanding, respectively	14,059	12,825	8,000
Additional paid-in capital	784,941	477,675
Deferred compensation (Note 5)	(179,764)	(318,791)
Deficit accumulated during the exploration stage	(636,444)	(392,598)	(250,249)
Total Stockholder's Deficit	(17,208)	(220,889)	(242,249)
Total Liabilities and Stockholder's Deficit	$ 54,253	$ 87,777	$ 4,417